22. Condensed Financial Information (Parent Company Only) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets
Total assets	$ 586,711,044	$ 573,667,404
Liabilities
Junior subordinated debentures	12,887,000	12,887,000
Total liabilities	537,715,842	527,531,427
Shareholders' Equity
Preferred stock, 1,000,000 shares authorized, 25 shares issued and outstanding ($100,000 liquidation value)	2,500,000	2,500,000
Common stock - $2.50 par value; 15,000,000 shares authorized and 5,142,475 and 5,078,707 shares issued at December 31, 2014 and 2013, respectively (including 16,642 and 13,448 shares issued February 1, 2015 and 2014, respectively)	12,856,188	12,696,768
Additional paid-in capital	29,359,300	28,612,308
Retained earnings	6,909,934	4,997,144
Accumulated other comprehensive loss	(7,443)	(47,466)
Less: treasury stock, at cost; 210,101 shares at December 31, 2014 and 2013	(2,622,777)	(2,622,777)
Total shareholders' equity	48,995,202	46,135,977	43,352,575
Total liabilities and shareholders' equity	586,711,044	573,667,404
Parent Company [Member]
Assets
Cash	479,812	410,075	236,514
Investment in subsidiary - Community National Bank	61,337,172	58,490,098
Investment in Capital Trust	387,000	387,000
Income taxes receivable	233,952	235,559
Total assets	62,437,936	59,522,732
Liabilities
Junior subordinated debentures	12,887,000	12,887,000
Dividends payable	555,734	499,755
Total liabilities	13,442,734	13,386,755
Shareholders' Equity
Preferred stock, 1,000,000 shares authorized, 25 shares issued and outstanding ($100,000 liquidation value)	2,500,000	2,500,000
Common stock - $2.50 par value; 15,000,000 shares authorized and 5,142,475 and 5,078,707 shares issued at December 31, 2014 and 2013, respectively (including 16,642 and 13,448 shares issued February 1, 2015 and 2014, respectively)	12,856,188	12,696,768
Additional paid-in capital	29,359,300	28,612,308
Retained earnings	6,909,934	4,997,144
Accumulated other comprehensive loss	(7,443)	(47,466)
Less: treasury stock, at cost; 210,101 shares at December 31, 2014 and 2013	(2,622,777)	(2,622,777)
Total shareholders' equity	48,995,202	46,135,977
Total liabilities and shareholders' equity	$ 62,437,936	$ 59,522,732